Net defined benefit assets (liability) - Summary of Expected Contribution Payments to Defined Benefit Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Total expected payments	$ 34,064	$ 30,368
Up to one year
Disclosure of defined benefit plans [line items]
Total expected payments	3,313	2,532
One to five years
Disclosure of defined benefit plans [line items]
Total expected payments	11,873	10,989
Over five years
Disclosure of defined benefit plans [line items]
Total expected payments	$ 18,878	$ 16,847